Consolidated statement of cash flows (Parenthetical) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019
Statement of cash flows [abstract]
Restricted balance	$ 468	$ 698	$ 476